Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Allowance for Credit Loss [Abstract]
Summary of Allowance for doubtful accounts

	As of December 31,	As of December 31,
	2023	2022
Balance, beginning of period	$2,486	$1,312
Provision for expected credit losses	2,993	2,009
Write-offs, net of recoveries	(518)	(667)
Foreign currency translation adjustments	175	(168)

Balance, end of period	$5,136	$2,486